Stockholders’ Equity/(Deficit) - 3 (Details)											1 Months Ended						3 Months Ended	4 Months Ended	5 Months Ended	9 Months Ended		12 Months Ended
	Aug. 15, 2025 USD ($) $ / shares shares	Jun. 24, 2025 shares	Jun. 13, 2025 shares	May 01, 2025 USD ($) $ / shares shares	Jan. 31, 2025 $ / shares shares	Jan. 24, 2025 $ / shares shares	Jan. 23, 2025 USD ($) $ / shares shares	Nov. 25, 2024 $ / shares shares	Nov. 22, 2024 shares	Sep. 30, 2024 USD ($) $ / shares shares	Oct. 31, 2025 shares	Jan. 31, 2025 USD ($) $ / shares shares	Jan. 23, 2025 USD ($) $ / shares shares	May 31, 2024 shares	Apr. 30, 2024 USD ($) shares	Mar. 31, 2024	Mar. 31, 2025	Apr. 17, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 shares	Nov. 14, 2025 shares	Sep. 18, 2025 shares	Jul. 31, 2025 $ / shares	May 02, 2025 shares	Apr. 28, 2025 USD ($) shares	Feb. 28, 2025 $ / shares shares	Dec. 30, 2024 shares	Aug. 31, 2024	Jul. 31, 2024 $ / shares shares	May 14, 2024 shares	Dec. 31, 2022 shares
Stockholders’ Equity/(Deficit) [Line Items]
Private Placement of Series B Preferred Stock (in Dollars) | $																					$ 1,680,517
Convertible conversion price (in Dollars per share) | $ / shares						$ 22
Warrants issued				5,813																115,216		39,808
Ownership interest, percentage							4.99%						4.99%
Proceeds from ELOC sales of common stock (in Dollars) | $																				$ 4,817,235
Percentage of beneficially own																						9.99%									9.99%
Percentage of election of the holder																						9.99%									9.99%
Common stock, shares exchanged for warrants															140,814
Warrant to purcahse common stock																				490,635	275,313	321,426	134,572
Preferred stock, stated value (in Dollars per share) | $ / shares																				$ 0.0001
Percentage of accrued dividends							110.00%						110.00%
Subscription amount (in Dollars) | $																				$ 24,495,000		$ 24,495,000
Number of barrels																600							1,200
Preferred stock, issued																						494,840	0
Preferred stock, shares outstanding																						494,840	0
Issuance of common stock																						125,000
Prepaid Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Prepaid warrants exercised																				153,338
Warrant outstanding																				5,000										193,599
Common Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Percentage of beneficially own								4.99%
Percentage of election of the holder								9.99%
Common stock, shares exchanged for warrants
Prepaid warrants exercised																				5,000
Warrant outstanding																						19,110								19,110
Class of warrant exercise price (in Dollars per share) | $ / shares								$ 0.2
Stock price (in Dollars per share) | $ / shares																				$ 100		$ 100
Consecutive trading days to exercise																				5
Percentage of consecutive trading day exercise days																				125.00%		125.00%
Commitment Warrants
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares																													$ 67
$ 120 Warrant
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued																						4,166
Class of warrant exercise price (in Dollars per share) | $ / shares																						$ 120
Black Scholes
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares										$ 36.76									$ 36.76		$ 36.76
Warrant [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued																						39,808	5,846
Class of warrant exercise price (in Dollars per share) | $ / shares								$ 0.2		120									120		120
$100 Warrants
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued																						9,850
Class of warrant exercise price (in Dollars per share) | $ / shares										$ 100									$ 100		$ 100
2024 Series — Convertible Whiskey Special Ops 2024 Notes Warrants
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued								9,850														0
Warrants outstanding (in Dollars) | $															$ 26,706
Warrants Reclassifed On IPO
Stockholders’ Equity/(Deficit) [Line Items]
Warrant outstanding								12,313
Class of warrant exercise price (in Dollars per share) | $ / shares								$ 80
Prepaid Warrants, Series 1
Stockholders’ Equity/(Deficit) [Line Items]
Prepaid warrants exercised																				35,000
Measurement Input I P O | $ 120 Warrant
Stockholders’ Equity/(Deficit) [Line Items]
Warrants measurement input										100									100		100
Common Stock [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Private Placement of Series B Preferred Stock (in Dollars) | $
Convertible promissory notes converted																				449,430
Common Stock [Member] | Prepaid Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrant outstanding																				5,000
Preferred Stock [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Preferred stock, authorized		5,000,000																		10,000,000													5,000,000
Preferred stock, shares outstanding																						494,840
Preferred Stock [Member] | 2024 Series — Convertible Whiskey Special Ops 2024 Notes Warrants
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued								9,850
RSU Awards [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Granted shares														125
Subsequent Event
Stockholders’ Equity/(Deficit) [Line Items]
Convertible conversion price (in Dollars per share) | $ / shares						$ 22
Warrants issued																		16,393
Class of warrant exercise price (in Dollars per share) | $ / shares																		$ 0.02
Series B preferred stock											15,000
Preferred stock shares converted into common stock											449,430
Subsequent Event | Commitment Warrant
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares																													$ 67
Subsequent Event | Prepaid Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrant outstanding																								0
ELOC Purchase Agreement
Stockholders’ Equity/(Deficit) [Line Items]
Purchase agreement commencing period							36 months
Proceeds from ELOC sales of common stock (in Dollars) | $																				$ 4,817,235
Proceeds from ELOC Purchase Agreement (in Dollars) | $																				$ 499,991
ELOC Purchase Agreement | Commitment Warrants
Stockholders’ Equity/(Deficit) [Line Items]
Ownership interest, percentage							4.99%						4.99%
Warrants outstanding (in Dollars) | $							$ 75,000						$ 75,000
ELOC Purchase Agreement | Common Stock [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Private placement of series B preferred stock																				598,140
ELOC Purchase Agreement | Subsequent Event
Stockholders’ Equity/(Deficit) [Line Items]
Purchase agreement commencing period							36 months
Stock price (in Dollars per share) | $ / shares					$ 22.2							$ 22.2
Proceeds from ELOC Purchase Agreement (in Dollars) | $												$ 1,000,000
ELOC Purchase Agreement | Subsequent Event | Commitment Warrants
Stockholders’ Equity/(Deficit) [Line Items]
Warrants outstanding (in Dollars) | $							$ 75,000						$ 75,000
IPO [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares								$ 80
Stock price (in Dollars per share) | $ / shares								80		$ 100									$ 100		$ 100	$ 80
Share price (in Dollars per share) | $ / shares								80
IPO [Member] | Common Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares								0.2
Stock price (in Dollars per share) | $ / shares								$ 80
IPO [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrant outstanding								12,313
IPO [Member] | 2024 Series — Convertible Whiskey Special Ops 2024 Notes Warrants
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued								9,850
IPO [Member] | Warrants Reclassifed On IPO
Stockholders’ Equity/(Deficit) [Line Items]
Warrant outstanding								12,313
IPO [Member] | Common Stock [Member] | Common Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares								$ 0.2
Private Placement
Stockholders’ Equity/(Deficit) [Line Items]
Aggregate received amount (in Dollars) | $	$ 223,800,000
Private Placement | Prepaid Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued	402,690
Private Placement | Prepaid Warrant
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued	447,433
Share price (in Dollars per share) | $ / shares	$ 40
Private Placement | Prepaid Warrant, Threshold 2
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares	$ 30
2024 Plan
Stockholders’ Equity/(Deficit) [Line Items]
Issuance of common stock		250,000						125,000																	1,750,000
Option awards grants																				1,622,250
Performance units to eligible participants period																				10 years
2024 Plan | RSU Awards [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Granted shares																				127,750
2024 Plan | RSU Awards [Member] | Common Stock [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Granted shares																				127,750
2019 Plan
Stockholders’ Equity/(Deficit) [Line Items]
Option awards grants																				12,704		12,825
Performance units to eligible participants period																						10 years
Series A Preferred Stock [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued																											6,499
Warrant to purcahse common stock																						70,736
Preferred stock, shares outstanding																											210,700
Series B Preferred Stock [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Preferred stock, shares outstanding																											659,437
Conversion of stock, shares converted				264,043
Negotiated aggregate value (in Dollars) | $				$ 3,409,680
Accrued dividends (in Dollars) | $				$ 343,392
Related Party [Member] | $100 Warrants
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued																						3,028
Related Party [Member] | Warrants Reclassifed On IPO
Stockholders’ Equity/(Deficit) [Line Items]
Warrant outstanding								3,785
Related Party [Member] | Series B Preferred Stock Warrants
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued																				2,670
Investor | ELOC Purchase Agreement
Stockholders’ Equity/(Deficit) [Line Items]
Ownership interest, percentage							4.99%						4.99%
Shares issued from exchange of warrants																				115,000
Proceeds from ELOC Purchase Agreement (in Dollars) | $																				$ 1,150,000
Investor | ELOC Purchase Agreement | Subsequent Event
Stockholders’ Equity/(Deficit) [Line Items]
Ownership interest, percentage							4.99%						4.99%
Related Party [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued				3,785
Related Party [Member] | Prepaid Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Common stock, shares exchanged for warrants																				115,872
Prepaid warrants exercised																				116,067
Warrant outstanding																				0
Related Party [Member] | Common Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Prepaid warrants exercised																				939
Warrant outstanding																				0
Related Party [Member] | $ 120 Warrant
Stockholders’ Equity/(Deficit) [Line Items]
Warrant outstanding										16,051									16,051		16,051
Class of warrant exercise price (in Dollars per share) | $ / shares																																$ 120
Related Party [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares								$ 100
Related Party [Member] | Warrants Reclassifed On IPO
Stockholders’ Equity/(Deficit) [Line Items]
Warrant outstanding																							3,785
Related Party [Member] | Subsequent Event
Stockholders’ Equity/(Deficit) [Line Items]
Preferred stock, period after anniversary of original issue date before company can redeem shares							90 days
Related Party [Member] | ELOC Purchase Agreement | Subsequent Event
Stockholders’ Equity/(Deficit) [Line Items]
Private placement of series B preferred stock																		115,000
Subscription purchase of shares					100,000							100,000
Proceeds from ELOC Purchase Agreement (in Dollars) | $																		$ 1,150,000
Related Party [Member] | IPO [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued								3,028
Related Party [Member] | Private Placement | Prepaid Warrant, Threshold 2
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued	194,306
Related Party [Member] | Private Placement | Prepaid Warrant, Threshold 1
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued	215,896
Related Party [Member] | Series A Preferred Stock [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Preferred stock, shares outstanding				183,122
Related Party [Member] | Series B Preferred Stock [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Preferred stock, shares issued				2,640,430
Minimum
Stockholders’ Equity/(Deficit) [Line Items]
Convertible conversion price (in Dollars per share) | $ / shares																				$ 9.526
Conversion price (in Dollars per share) | $ / shares																				0.4736
Minimum | RSU Awards [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Granted shares														125
Maximum
Stockholders’ Equity/(Deficit) [Line Items]
Convertible conversion price (in Dollars per share) | $ / shares																				22.4
Maximum | RSU Awards [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Granted shares														553
Series B Preferred Stock [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Preferred stock, subscriptions (in Dollars per share) | $ / shares							$ 10						$ 10
Preferred stock, stated value (in Dollars per share) | $ / shares							$ 12						12
Dividend percentage							15.00%
Preferred stock, dividends (in Dollars per share) | $ / shares							$ 1.8						1.8
Preferred stock, conversion rate, percent of calculation							110.00%
Class of warrant exercise price (in Dollars per share) | $ / shares																				$ 0.2
Preferred stock, subscription amount (in Dollars) | $																				$ 7,568,540
Preferred stock, stated value (in Dollars per share) | $ / shares							$ 0.0001						$ 0.0001
Subscription purchase of shares																				756,854
Exchange of Warrants to Purchase Stocks																				409,256
Preferred stock, issued																				15,000		0
Preferred stock, stated value (in Dollars) | $																				$ 180,000
Preferred stock, authorized							750,000						750,000							850,000
Share conversion threshold period							36 months
Preferred stock, period after anniversary of original issue date before company can redeem shares							90 days
Preferred stock, redemption, prior written notice							30 days
Preferred stock, redemption, percent of redemption calculation							110%
Preferred stock, shares outstanding																				15,000		0
Liquidation preference (in Dollars) | $																				$ 212,850
Series B Preferred Stock [Member] | Prepaid Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Prepaid shares warrant																				51,393
Common stock, shares exchanged for warrants																				55,917
Warrants issued in period																				16,393
Series B Preferred Stock [Member] | Common Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Prepaid shares warrant
Series B Preferred Stock [Member] | Prepaid Warrants, Series 1
Stockholders’ Equity/(Deficit) [Line Items]
Proceeds from exchange of warrants (in Dollars) | $																				$ 392,000
Shares issued from exchange of warrants																				39,200
VWAP per prepaid warrant (in Dollars per share) | $ / shares																				$ 11.2
Series B Preferred Stock [Member] | Prepaid Warrants, Series 2
Stockholders’ Equity/(Deficit) [Line Items]
Prepaid warrants exercised																				16,393
Proceeds from exchange of warrants (in Dollars) | $																				$ 167,180
Shares issued from exchange of warrants																				16,717
VWAP per prepaid warrant (in Dollars per share) | $ / shares																				$ 10.2
Series B Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Exchange of Warrants to Purchase Stocks																				55,917
Series B Preferred Stock [Member] | Subsequent Event
Stockholders’ Equity/(Deficit) [Line Items]
Preferred stock, subscriptions (in Dollars per share) | $ / shares							$ 10						$ 10
Preferred stock, stated value (in Dollars per share) | $ / shares							$ 12						12
Dividend percentage							15.00%
Preferred stock, dividends (in Dollars per share) | $ / shares							$ 1.8						$ 1.8
Preferred stock, conversion rate, percent of calculation							110.00%
Warrants issued																		5,960
Preferred stock, subscription amount (in Dollars) | $																		$ 2,551,810										$ 2,551,810
Preferred stock, shares outstanding							255,181						255,181					255,181
Preferred stock, stated value (in Dollars per share) | $ / shares							$ 0.0001						$ 0.0001
Percentage of accrued dividends							110.00%						110.00%
Preferred stock, liquidation preference, percent of preference calculation					110.00%												110.00%
Preferred stock, stated value (in Dollars) | $																		$ 3,062,172
Preferred stock, authorized							750,000						750,000
Share conversion threshold period							36 months
Preferred stock, period after anniversary of original issue date before company can redeem shares							90 days
Preferred stock, redemption, prior written notice							30 days
Preferred stock, redemption, percent of redemption calculation							110%
Preferred stock, shares outstanding																												255,181
Liquidation preference (in Dollars) | $																		3,433,497
Series B Preferred Stock [Member] | Subsequent Event | Warrant [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Prepaid warrants exercised							35,000
VWAP per prepaid warrant (in Dollars per share) | $ / shares							$ 11.2
Series B Preferred Stock [Member] | Private Placement
Stockholders’ Equity/(Deficit) [Line Items]
Conversion of stock, shares converted	213,409
Series B Preferred Stock [Member] | Investor
Stockholders’ Equity/(Deficit) [Line Items]
Subscriptions received (in Dollars) | $																				$ 100,000
Subscriptions received																				10,000
Series B Preferred Stock [Member] | Investor | ELOC Purchase Agreement
Stockholders’ Equity/(Deficit) [Line Items]
Private Placement of Series B Preferred Stock (in Dollars) | $							$ 1,000,000
Series B Preferred Stock [Member] | Investor | ELOC Purchase Agreement | Subsequent Event
Stockholders’ Equity/(Deficit) [Line Items]
Private Placement of Series B Preferred Stock (in Dollars) | $							1,000,000
Series B Preferred Stock [Member] | Investor | ELOC Purchase Agreement, Within 24 Hours of Registration Statement Filing
Stockholders’ Equity/(Deficit) [Line Items]
Private Placement of Series B Preferred Stock (in Dollars) | $							500,000
Series B Preferred Stock [Member] | Investor | ELOC Purchase Agreement, Within 24 Hours of Registration Statement Filing | Subsequent Event
Stockholders’ Equity/(Deficit) [Line Items]
Private Placement of Series B Preferred Stock (in Dollars) | $							500,000
Series B Preferred Stock [Member] | Investor | ELOC Purchase Agreement, Within 3 Trading Days of Registration Statement Declared Effective
Stockholders’ Equity/(Deficit) [Line Items]
Private Placement of Series B Preferred Stock (in Dollars) | $							500,000
Series B Preferred Stock [Member] | Investor | ELOC Purchase Agreement, Within 3 Trading Days of Registration Statement Declared Effective | Subsequent Event
Stockholders’ Equity/(Deficit) [Line Items]
Private Placement of Series B Preferred Stock (in Dollars) | $							500,000
Series B Preferred Stock [Member] | Related Party [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Preferred stock, subscription amount (in Dollars) | $																				$ 2,995,437
Subscriptions received (in Dollars) | $																				$ 355,000
Subscriptions received																				35,500
Series B Preferred Stock [Member] | Related Party [Member] | Subsequent Event
Stockholders’ Equity/(Deficit) [Line Items]
Preferred stock, subscription amount (in Dollars) | $							250,000						$ 250,000					$ 250,000
Proceeds from ELOC Purchase Agreement (in Dollars) | $							1,150,000
Series B Preferred Stock [Member] | Related Party [Member] | Subsequent Event | Warrant [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Proceeds from exchange of warrants (in Dollars) | $							392,000
Series B Preferred Stock [Member] | Related Party [Member] | Private Placement
Stockholders’ Equity/(Deficit) [Line Items]
Conversion of stock, shares converted	299,543
Series B Preferred Stock [Member] | Other Investors
Stockholders’ Equity/(Deficit) [Line Items]
Subscriptions received (in Dollars) | $																				$ 1,766,810
Subscriptions received																				176,681
Series B Preferred Stock [Member] | Minimum | Subsequent Event
Stockholders’ Equity/(Deficit) [Line Items]
Convertible conversion price (in Dollars per share) | $ / shares																		$ 9.472
Series B Preferred Stock [Member] | Maximum | Subsequent Event
Stockholders’ Equity/(Deficit) [Line Items]
Convertible conversion price (in Dollars per share) | $ / shares																		$ 23.4
Common Stock [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued maximum			500,000			250,000
Warrants issued																				38,124
Class of warrant exercise price (in Dollars per share) | $ / shares	$ 0.2
Stock price (in Dollars per share) | $ / shares								$ 80
Common Stock [Member] | Prepaid Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Prepaid warrants exercised																				153,599
Common Stock [Member] | Common Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Prepaid warrants exercised																				19,110
Common Stock [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares								80
Stock price (in Dollars per share) | $ / shares								80
Common Stock [Member] | Negotiated Settlements
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares	$ 0.2																			$ 0.2						$ 0.2
Share price (in Dollars per share) | $ / shares																										$ 30
Common Stock [Member] | Subsequent Event
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued maximum						250,000
Preferred stock shares converted into common stock											449,430
Common Stock [Member] | ELOC Purchase Agreement
Stockholders’ Equity/(Deficit) [Line Items]
Private Placement of Series B Preferred Stock (in Dollars) | $							$ 15,000,000
Private placement of series B preferred stock		750,000
Common Stock [Member] | ELOC Purchase Agreement | Commitment Warrant
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued							3,358						3,358																3,358
Common Stock [Member] | ELOC Purchase Agreement | Commitment Warrants
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares						$ 0.02														$ 0.02
Common Stock [Member] | ELOC Purchase Agreement | Subsequent Event
Stockholders’ Equity/(Deficit) [Line Items]
Private Placement of Series B Preferred Stock (in Dollars) | $							$ 15,000,000
Private placement of series B preferred stock							250,000
Common Stock [Member] | ELOC Purchase Agreement | Subsequent Event | Commitment Warrant
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued						3,358
Class of warrant exercise price (in Dollars per share) | $ / shares						$ 0.02	$ 0.02						$ 0.02
Common Stock [Member] | Private Placement
Stockholders’ Equity/(Deficit) [Line Items]
Preferred stock, convertible, shares issuable	894,866
Common Stock [Member] | Investor | ELOC Purchase Agreement | Subsequent Event
Stockholders’ Equity/(Deficit) [Line Items]
Private Placement of Series B Preferred Stock (in Dollars) | $																		$ 232,427
Common Stock [Member] | Related Party [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued																				6,417
Convertible promissory notes converted									12,500
Common Stock [Member] | Related Party [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares								$ 80																								$ 100
Common Stock [Member] | Related Party [Member] | Private Placement
Stockholders’ Equity/(Deficit) [Line Items]
Preferred stock, convertible, shares issuable	431,793
Shares of preferred stock issued in exchange	21,589
Non-ELOC Series B Preferred Stock
Stockholders’ Equity/(Deficit) [Line Items]
Warrant to purcahse common stock																				5,960
Preferred stock, subscription amount (in Dollars) | $																				$ 250,000
Non-ELOC Series B Preferred Stock | Related Party [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Preferred stock, subscription amount (in Dollars) | $																				$ 125,000
Series A Preferred Stock [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Preferred stock, subscriptions (in Dollars per share) | $ / shares										$ 10									$ 10		$ 10	$ 10
Preferred stock, stated value (in Dollars per share) | $ / shares				$ 12						$ 12									$ 12		$ 12	$ 240
Dividend percentage																				15.00%		15.00%
Preferred stock, dividends (in Dollars per share) | $ / shares																				$ 1.8		$ 1.8
Preferred stock, conversion rate, percent of calculation								110.00%												110.00%		110.00%
Convertible conversion price (in Dollars per share) | $ / shares								$ 80														$ 100
Warrants issued										93,789									93,789		93,789
Class of warrant exercise price (in Dollars per share) | $ / shares				$ 80				$ 80
Preferred stock, shares outstanding				284,140						4,948,478									4,948,478		4,948,478	4,948,478
Preferred stock, shares issued										4,948,478									4,948,478		4,948,478
Preferred stock, stated value (in Dollars per share) | $ / shares										$ 0.0001									$ 0.0001		$ 0.0001	$ 0.0001
Subscription price percentage																			25.00%			25.00%
Percentage of accrued dividends																				110.00%
Preferred stock redemption, term prior to written notice								30 days												30 days
Preferred stock, redemption price as percent of stated amount																				110.00%		110.00%
Subscription purchase of shares				210,700																494,840												11,328
Subscriptions received (in Dollars) | $				$ 3,221,603						$ 4,948,478									$ 4,948,478	$ 7,566,104	$ 4,948,478	$ 4,948,478
Payments of dividend (in Dollars) | $				$ 400,330																$ 940,196
Received subscriptions, including cash (in Dollars) | $										2,025,000									2,025,000
Subscription amount (in Dollars) | $										$ 1,155,000									$ 1,155,000		$ 1,155,000
Number of barrels																			525			525
Barrels average value (in Dollars) | $																			$ 2,200			$ 2,200
Aggregate total fixed assets (in Dollars) | $																			259,875			259,875
Aggregate total inventory (in Dollars) | $																			895,125			895,125
Extinguishment of debt (in Dollars) | $																			$ 719,919			$ 719,919
Shares of preferred stock										93,789									93,789		93,789
Preferred stock, liquidation preference, percent of preference calculation																				110.00%		110.00%
Preferred stock, issued																				210,700		494,840
Preferred stock, stated value (in Dollars) | $																				$ 2,528,400		$ 5,938,080
Preferred stock, authorized																												5,000,000
Conversion of stock, value converted (in Dollars) | $																				$ 4,092,560
Conversion of stock, shares converted																				409,256
Preferred stock, shares outstanding																				210,700		494,840
Liquidation preference (in Dollars) | $																						$ 6,943,830
Series A Preferred Stock [Member] | $ 120 Warrant
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued										937,959									937,959		937,959
Warrant outstanding										25,515									25,515		25,515
Class of warrant exercise price (in Dollars per share) | $ / shares										$ 120									$ 120		$ 120
Warrants outstanding (in Dollars) | $										$ 937,959									$ 937,959		$ 937,959
Share price (in Dollars per share) | $ / shares										$ 36.76									$ 36.76		$ 36.76
Series A Preferred Stock [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued								9,850
Warrant outstanding										25,515									25,515		25,515
Class of warrant exercise price (in Dollars per share) | $ / shares										$ 120									$ 120		$ 120
Warrants outstanding (in Dollars) | $										$ 937,959									$ 937,959		$ 937,959
Series A Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Private Placement of Series B Preferred Stock (in Dollars) | $																					$ 49
Private placement of series B preferred stock																					494,840
Subscriptions received (in Dollars) | $																						$ 492,366
Exchange of Warrants to Purchase Stocks				(284,140)																(284,140)
Series A Preferred Stock [Member] | Subsequent Event
Stockholders’ Equity/(Deficit) [Line Items]
Preferred stock, authorized							750,000						750,000
Series B preferred stock											15,000
Series A Preferred Stock [Member] | IPO [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Stock price (in Dollars per share) | $ / shares								$ 80
Series A Preferred Stock [Member] | IPO [Member] | Common Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Stock price (in Dollars per share) | $ / shares																						$ 100
Series A Preferred Stock [Member] | Related Party [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Subscriptions received (in Dollars) | $										$ 1,831,265									1,831,265		$ 1,831,265
Received subscriptions, including cash (in Dollars) | $																			834,000
Aggregate received amount (in Dollars) | $																			$ 110,600
Shares of preferred stock										59,001									59,001		59,001
Series A Preferred Stock [Member] | Related Party [Member] | $ 120 Warrant
Stockholders’ Equity/(Deficit) [Line Items]
Warrant outstanding										16,051									16,051		16,051
Warrants outstanding (in Dollars) | $										$ 590,045									$ 590,045		$ 590,045
Series A Preferred Stock [Member] | Related Party [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Received subscriptions, including cash (in Dollars) | $										$ 834,000
Number of barrels																			50			50
Barrels average value (in Dollars) | $																			$ 2,212			$ 2,212
Aggregate total fixed assets (in Dollars) | $																			24,750			24,750
Aggregate total inventory (in Dollars) | $																			85,850			85,850
Extinguishment of debt (in Dollars) | $																			$ 296,619			$ 296,619
Shares of preferred stock										59,001									59,001		59,001
Conversion of stock, value converted (in Dollars) | $																				$ 2,640,437
Conversion of stock, shares converted																				264,043
Series A Preferred Stock [Member] | Related Party [Member] | $ 120 Warrant
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued										590,045									590,045		590,045
Series A Preferred Stock [Member] | Related Party [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrant outstanding										16,051									16,051		16,051
Class of warrant exercise price (in Dollars per share) | $ / shares										$ 120									$ 120		$ 120
Warrants outstanding (in Dollars) | $										$ 590,045									$ 590,045		$ 590,045
Series A Preferred Stock [Member] | Related Party [Member] | Preferred Stock [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Preferred stock, shares outstanding																				0
Series A Preferred Stock [Member] | Related Party [Member] | IPO [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrant outstanding										25,515									25,515		25,515
Class of warrant exercise price (in Dollars per share) | $ / shares										$ 120									$ 120		$ 120
Series A Convertible Preferred Stock [Member] | IPO [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Stock price (in Dollars per share) | $ / shares								$ 80
Series A Convertible
Stockholders’ Equity/(Deficit) [Line Items]
Preferred stock, issued																				210,700
Series B Convertible
Stockholders’ Equity/(Deficit) [Line Items]
Preferred stock, issued																				15,000